Registration No. 333-20177

Investment Company Act No. 811-08021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. ___                         [   ]

Post-Effective Amendment No. 15                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 19                                     [X]

AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately  upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph(b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Prospectus

November 1, 200 9

The Azzad Funds

Ethical Investing

The Wise Capital Fund

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged whether the information contained in this Prospectus is   accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Fund at a Glance:

Overview

3

The Wise Capital Fund

Investment Objective

4

Principal Investment Strategies

4

Ethical Investment Restrictions

4

Temporary Defensive Positions

4

Principal Risks

5

Performance

6

Fund Fees and Expenses

7

More About the Fund:

Management, Organization, and Capital Structure of the Fund

Board of Trustees

9

The Adviser

9

Portfolio Manager

9

Distribution Plan

9

Custodian, Transfer & Dividend Disbursing Agents

10

Organization

10

At What Price are Shares Sold?

10

How Your Share Price (NAV) is Determined

10

Shareholder Guide

How to Purchase Your Shares

11

How to Sell Your Shares

13

How to Exchange Your Shares

15

Taxes, Dividends and Distributions

Taxation of the Fund

16

Distributions

16

Shareholder Services

Online Account Access

17

Automatic Investment Plan

17

Shareholder Reports

17

Reporting to Third Party Information Providers

17

Account Types

19

Financial Highlights

20

Privacy Policy

21

Additional Information

back page

The Fund at a Glance

Overview

The Wise Capital Fund (the "Fund") provides a convenient way for ethical investors to integrate their values with their investment decisions. The Fund's investments are subject to ethical investment restrictions designed to exclude securities and other instruments that derive revenue from lending arrangements, as deriving revenue in this manner has been deemed unethical by the investment adviser.

The Fund's primary investment objective is to provide shareholders with capital preservation and income.  The Fund's investment objective is a non-fundamental policy and can be changed without shareholder approval.  The Fund is intended for investors looking for fixed income-like returns.  The Fund may also be used in retirement and college savings plans.

Please read this Prospectus carefully before Investing.

This prospectus contains important information about the Fund that you should know before investing. It contains information about the fees, risks, and investment strategies for the Fund. Please read it carefully and retain it for future reference.

As with all mutual funds, the Fund is not FDIC insured, has no bank guarantees, and you may lose money.

For Additional Information about the Fund's investment strategies and risks, the Fund's Statement of Additional Information is available, free of charge, from Mutual Shareholder Services, LLC (888) 350-3369. To speak to a financial advisor call (703) 207-7005.

The Wise Capital Fund

Adviser

Azzad Asset Management, Inc.

Portfolio Manager

Mr. Jamal Elbarmil

Investment Objective

The Wise Capital Fund's primary investment objective is to provide shareholders with capital preservation and income.  The investment adviser may change the investment objective without the consent of shareholders, but only after 60 days' written notice of such change.

Principal Investment Strategies

By pursuing its investment objective, the Fund anticipates that it will provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposits, and other such financial instruments in which the Fund cannot invest pursuant to the Fund's ethical investment restrictions detailed below.

The Fund anticipates that all or nearly all of the Fund's investments will be in notes or certificates for payment issued by counterparties in transactions structured to be compliant with the Fund's ethical investment restrictions described below.  At least initially, the Fund will invest primarily in certificates entitling the holder to payment of a fixed return on a periodic basis up to and including maturity, at which time the initial investment will be repaid together with a profit amount.  Some of the certificates (including certificates called "sukuks") are issued by the issuer to obtain an up front payment in exchange for an income stream to be generated by certain assets of the issuer, and as such are linked to those assets.  However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates.  Issuers of these certificates are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Other certificates are expected to be issued by special purpose entities established by various financial institutions as part of transactions involving guarantees by the financial institutions of arrangements designed to assure that the issuers of the certificates have sufficient funds to make all payments required by the certificates.  There is no assurance that the issuers of both types of certificates will be able to make such payments.

The Fund may also invest in short term income producing investments, such as money market accounts and certificates of deposit that the adviser determines are compliant with the Fund’s ethical investment restrictions.  Short term investments are securities that have a remaining maturity of 12 months or less, or that have provisions that permit the Fund to require the issuer to repurchase the security within a period of 12 months or less.  Issuers of these short term investments are anticipated to be banks and other financial institutions.

The Fund may also invest in notes issued in transactions where the Fund purchases (in the commodities markets) warrants for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction.  The Fund may also invest in notes issued in other transactions, provided that the adviser determines that the transactions are structured to be compliant with the Fund's ethical investment restrictions.

The Fund will be non-diversified.  At least initially, the Fund anticipates that the certificates and notes will be issued by as few as three counterparties deemed to be creditworthy by the adviser, which will mean that all of the Fund's investments may be in certificates and notes of as few as three issuers.  While the Fund may be able to enter into transactions with other counterparties, the Fund anticipates that the number of counterparties will be limited.  In addition, at least initially, the Fund anticipates that the counterparties will be foreign issuers.  The Fund may invest in certificates and notes issued by both domestic and foreign issuers that are denominated in U.S. dollars.  The Fund anticipates that the maturity of the securities in the portfolio will range from five to ten years and that the average duration of the portfolio will range from one to five years.

Ethical Investment Restrictions

The Fund's ethical investment restrictions do not allow investing in certain businesses, including alcohol, gambling, pork, pornography and weapons of mass destruction, as well as the charging or paying of interest from lending, gains from trades that involve exchanging the same kind of monetary instruments (such as the same type of currency), gains from trading debt and gains from futures contracts.  As a result, there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques.  Most notably, the Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, as revenue derived in this manner may be harmful and/or function in ways that are unfair to certain members of society.  Thus, under these restrictions, the Fund may not invest in certain debt instruments, including some types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending.  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions.

Temporary Defensive Positions

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold up to 100% of its assets in non-interest bearing cash accounts. Further, the Fund is expected to be up to 100% invested in such non-interest bearing cash accounts at least four times a year to ensure the Fund's continued favorable tax treatment under the Internal Revenue Code.  However, the Fund will not invest in interest-paying instruments frequently used as a defensive measure by other mutual funds for this purpose. During these periods, the Fund may not achieve its investment objective.

Principal Risks

All investments involve risk. As with all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no guarantee that the Fund's investment objective will be achieved. You may lose money by investing in the Fund, or the Fund could underperform for any or all of the following reasons:

•

Non-Diversification Risk.  The Fund is non-diversified.  The Fund will be invested in securities issued by a limited number of counterparties (initially, as few as three counterparties).  This means that the Fund will invest a larger portion of its assets in securities of a single issuer than a diversified fund.  As a non-diversified fund, the Fund may be more susceptible to a single negative occurrence impacting an issuer, and may be subject to substantially more market risk and volatility, than a diversified fund.

•

Credit Risk.  The Fund will be investing in certificates, notes and other securities, which are subject to credit risk.  The counterparty issuing the securities may not be able to pay the securities when due, which could result in a loss to the Fund.  The Fund intends to invest in securities that are investment grade (generally, having a Standard & Poor’s rating of “BBB” or better, or a Moody’s rating of “Baa” or better) or, if unrated, determined by the Adviser to be of comparable quality.  If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.  Issuers of securities with lower investment grade categories are more vulnerable to changes in economic conditions than issuers of higher grade securities.  Further, because the Fund's investments are concentrated in securities issued by a limited number of counterparties (initially, as few as three counterparties), all of which may share a single economic sector, the Fund is even more susceptible to losses resulting from a particular counterparty's inability to pay a security when due and from changes in economic conditions that impact all of the counterparties in that sector.

•

Concentration Risk.  The Fund will concentrate its investments in the financial services industry.  Adverse developments affecting a security in the financial services industry may affect all securities in that industry.  Because the Fund is concentrated in a particular industry, any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry.  Further, because the Fund's investments are concentrated in securities issued by a limited number of counterparties, all of which may share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts a particular industry than a diversified fund.

•

Foreign Risk.  The Fund anticipates that some or all of the securities in which the Fund invests will be issued by foreign counterparties.  To the extent the issuers are foreign counterparties, the securities will be foreign securities.  The Fund may also invest in other foreign securities.  Foreign securities may involve greater risks compared to domestic investments. Foreign securities issuers are not subject to the same regulatory requirements of U.S. securities issuers and, as a result, there may be less publicly available information about such issuers than is available in the reports and ratings published about U.S. issuers.  Additionally, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards.  Returns on foreign securities may be subject to foreign withholding taxes.  Such taxes may reduce the net return to shareholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations that the portfolio manager considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

•

Sovereign Debt Risk.   The Fund's investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

•

Emerging Market Risk. The Fund's investment in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

•

Ethical Investment Restrictions Risk.  The Fund's ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.  Additionally, because of the ethical restrictions and limited number of issuers of approved securities, at least four times annually, the Fund is expected to be up to 100% invested in cash to comply with certain provisions of the Internal Revenue Code.  During these times, the Fund will not meet its investment objective.

•

Manager Risk.  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Adviser's selection process and allocation of the Fund's assets.  The Adviser has no substantive experience investing in the types of securities contemplated by the Fund's principal investment strategy, and the Adviser's judgments about the attractiveness and potential returns of particular investments in which the Fund invests, as well as about the creditworthiness of counterparties issuing the securities in which the Fund invests, may prove to be incorrect.  Further, the Fund is a new mutual fund and has no history of operations.  Thus, there is no assurance that the Adviser's investment strategy will produce the desired results.

•

High Portfolio Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

If you are not willing to accept the risks associated with investing in the Fund, you should not invest in the Fund. The Fund does not constitute a complete or balanced investment program.

Performance Bar Chart

As the Fund has not yet commenced investment operations, no performance bar chart is included in this Prospectus.

Average Annual Total Returns

As the Fund has not yet commenced investment operations, no performance table is included in this Prospectus.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)[1]	None
Maximum Deferred Sales Charge (Load) (as a % of lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividend Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)[2]	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets):

Management Fees	0.64%
Distribution and Service (12b-1) Fee	0.05%
Other Expenses[3]	0.42%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement[4]	0.24%
Total Net Annual Operating Expenses	0.87%

-----------------

1.

Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details. The Fund is also offered to investors who participate in the Azzad Ethical Wrap Program, and other separately managed accounts sponsored by the investment adviser, and in employer sponsored retirement plans such as 401(k) and 403(b) plans.

2.

Redemptions from IRA accounts will be charged a $15 fee.

3.  Other Expenses have been estimated for the current fiscal year.

4.

The Fund's investment adviser has agreed to waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund's total annual operating expenses to 0.87% of average daily net assets. This agreement is in effect for a five-year period beginning December 1, 2008.  "Operating expenses," for purposes of the expense cap agreement, excludes brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 0.87% expense limitation.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except for reimbursement through December 1, 2013).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

1 YEAR	3 YEARS
$89	$329

This example should not be considered to represent future expenses. Actual expenses may be greater or less than those shown here.

Your Guide to Investing in the Fund

Minimum Initial Investment:  $4,000 ($300 for accounts using Automated Clearing House transactions, regardless of the type of account).  There is no minimum investment amount for brokerage accounts and investments made through wirehouses.

Investment Adviser: Azzad Asset Management, Inc.

Portfolio Manager:  Mr. Jamal Elbarmil

Inception Date: [date]

Ticker Symbol:

CUSIP Number:

Website: www.azzad.net

Shareholder Services: 1(888) 350-3369, to speak to a financial advisor call (703) 207-7005

More About the Fund

Management

Board of Trustees

The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of the Company. The Board formulates the general policies of the Fund and meets periodically to review its performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Board ensures that the Fund's policies, procedures and general business practices are conducted in strict conformity to its ethical principles.

The Adviser

Azzad Asset Management, Inc. (the "Adviser"), 3141 Fairview Park Drive, Suite 460, Falls Church, Virginia 22042, serves as investment adviser to the Fund. The Adviser is a privately held corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, with the U.S. Securities and Exchange Commission. The Adviser was incorporated in the State of Delaware on June 9, 2000. The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware law in June 2000 under the current name.

The Adviser currently serves under an investment advisory agreement dated October 13, 2008.  Under the terms of the advisory agreement, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions.  The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Fund will pay the Adviser 0.64%of its average daily net assets for its advisory services.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement with the Adviser will be available in the { Semi } Annual Report for the period ending {date} ..

As of June 30, 200 9 , the Adviser manages approximately $ 9 0 million of investments for clients other than the Fund.  The Adviser expects to continue to represent other clients in the future.

Portfolio Manager

Mr. Jamal Elbarmil has served as the Vice President of Azzad Asset Management and as portfolio manager for the Azzad Funds since April, 2000. He is responsible for the day to day management of the Azzad Funds’ portfolios aided by a team of analysts. He earned a Masters Degree in Information Systems from the American University in Washington DC in 1994 and he is a PhD candidate at George Mason University in Virginia. Mr. Elbarmil has supervised the management of the Azzad Funds since their inception in 2000 as well as the adviser's separately managed program since 2003. He also reviews the Funds’ holdings and performance to ensure compliance with each fund’s respective strategy. Prior to joining Azzad, Mr. Elbarmil was Vice President of Technology for Information Policy & Administration, Inc. in Virginia where he supervised the development of software systems. Mr. Elbarmil has over 9 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Azzad Funds.

Distribution Plan

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Under the Plan, the Fund is authorized to pay the distributor a fee for the sale and distribution of the Fund's shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.05% of the Fund's average daily net assets annually.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.  Fees paid under the Plan may not be waived for individual shareholders.

In addition to paying fees under the Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for various shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

While there is no minimum investment amount for transactions through broker-dealers, shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

Custodian, Transfer & Dividend Disbursing Agents

Huntington National Bank, 7 Easton Oval, Columbus, Ohio 43219, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. The Custodian does maintain certain financial and accounting books and records pursuant to an agreement with the Fund. Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, serves as the transfer agent and dividend-disbursing agent for the Fund and in that capacity maintains certain books and records for the Fund.

Shareholder inquiries relating to a shareholder account should be directed by writing to Azzad Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH, 44147 or by telephoning Azzad Funds (toll-free) at (888) 350-3369, Monday through Friday (except holidays), between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time.

Organization

The Wise Capital Fund is a series of the Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company. It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Massachusetts state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

At What Price are Shares Sold?

Shares of the Fund are sold at their offering price, which is the net asset value per share or "NAV" without any sales charge.  The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the Fund receives the purchase order.  The NAV of the Fund will fluctuate.

How Your Share Price (NAV) is Determined

The NAV of shares of the Fund is determined normally at 4:00 p.m. Eastern Time , on each day that the New York Stock Exchange (the "NYSE") is open for trading (referred to in this Prospectus as a "regular business day").  The NAV per share is determined by dividing the value of the Fund’s net assets by the number of shares that are outstanding.

The Fund's securities are valued on the basis of market quotations, if available.  If market quotations are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by, and subject to supervision by, the Fund's Board of Trustees.

It is not anticipated that market quotations will be available for some of the securities in which the Fund invests.  Accordingly, the Adviser will need to price the securities using the Fund's fair value pricing guidelines.  In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the fair value of securities is intended to be the amount which the owner might reasonably expect to receive for them upon their current sale.  However, as the Adviser’s fair valuation of securities will be based upon its analysis of factors it considers relevant, the fair value price may differ from the price that would be received if the securities were sold.  If the fair value price differs, a shareholder may receive more or less proceeds or shares from redemptions and purchases of Fund shares than if the securities were priced at the price that would be received upon their current sale.  Similarly, the performance of the Fund may be affected.  The Fund also may not be able to receive a security’s fair value if the Fund should sell the security.

Securities with remaining maturities of 60 days or less are generally fair valued at amortized cost, as the Board of Trustees believes that this method of valuing short-term investments approximates market value.

 The Fund's shares are not priced on the days when the NYSE trading is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). Your order (redemption or purchase) will be priced at the next NAV calculated after the Fund receives your order.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.  In addition, the Fund may not make any purchases or sales of securities on some days when the Fund is open for business.

Shareholder Guide

How to Purchase Your Shares

Shares of the Fund are offered for sale on a continuous basis.

▪

The minimum initial investment for the Fund is $4,000 (or $300 for accounts using Automated Clearing House ("ACH") transactions, regardless of the type of account).

▪

There is no minimum initial investment for investments made through broker-dealers and wirehouses.

▪

The minimum subsequent investment is $50; there is no minimum subsequent investment for investments made through broker-dealers and wirehouses.

The price for Fund shares is the Fund's NAV next determined after receipt of your purchase order.

BY MAIL: You may purchase shares of the Fund by completing and signing an Account Application form enclosed with this Prospectus and mailing it, together with your check made payable to the Azzad Funds and a copy of your driver's license (for identification verification purposes), to the address listed below:

Azzad Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above.  Third party checks will not be accepted, and the Fund reserves the right to refuse to accept other checks. Bounced checks or checks in which funds cannot be collected will be charged a $30 fee.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Application, as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you should supply your full name, birth date, social security number and permanent street address. The Fund reserves the right to close the account if clarifying information/documentation is not received within 5 business days.

BY TELEPHONE: Once your account is open, you may make subsequent investments by telephone by calling toll free (888) 350-3369. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in the Fund retirement account administered by the Fund's transfer agent or its agents.

If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation.

BY WIRE:  You may make your initial or subsequent investments in the applicable Fund by wire transfer. To enable timely processing and transaction analysis, investors wiring funds must first notify Azzad of the investment.

Routing Number #044000024

Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

TRUST DEPARTMENT

Attn: John Barker

Account# 01891662889

FFC:  The Wise Capital Fund, #[_________]

To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase.  The Fund and its agents are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.  Note: federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

There are no wire fees charged by the Fund for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Fund on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN:  You may make your initial investment in the Fund by completing the automatic investment plan form authorizing the Azzad Funds to draw on your bank account. The minimum initial investment required is $300 for the Fund.

You may also make subsequent investments automatically for as little as $50 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the ACH or, if necessary, preauthorized checks. You may change the date or amount of your investment at any time by written instruction received by the Fund at least fifteen business days before the change is to become effective. Dates available for AIPs, are the 10th and 20th of each month (or the nearest business day thereafter). A fee of $30 will be charged for returned ACH payments.

Additional Information About Purchases

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders are priced as of the close of trading on the NYSE, usually as of 4:00 p.m., Eastern Time, Monday through Friday, exclusive of days when the NYSE is closed.

Fees and charges associated with purchasing shares of the Fund are set forth in this Prospectus.  However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $30 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares already owned by any purchaser (in the Fund) whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process.  In such instances, your investment will be priced at the NAV next determined after receipt of the check, and any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

In addition, you will be required to provide information such as your birth date, social security number, address and other relevant information to help us verify your identity. For most accounts, you will be required to submit a photocopy of your driver's license or other picture identification. If you do not provide this information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account. We also reserve the right to close your account for other lawful reasons including but not limited to: reasonable suspicion of money laundering, fraud, terrorism or other illegal activity in connection with the account.

How to Sell Your Shares

You may request to sell all or a portion of your shares at any time at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form.

If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next business day.

BY MAIL: Your request must include:

     a) Original signatures of each registered owner exactly as the shares are registered;

     b) The Fund name and the account number;

     c) The number of shares or dollar amount to be sold; and

     d) Any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to:

Azzad Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44141-1939

BY TELEPHONE:  Redemptions by telephone can be made by calling 1-888-350-3369. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

This feature can only be used on non-institutional accounts if:

a) The redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;

     b) There has been no change of address of record on the account within the preceding 30 days;

     c) The person requesting the redemption can provide proper identification; and

     d) The proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine.  The Fund and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or the transfer agent does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions. Shareholders should be aware that they may experience difficulty effecting telephone redemptions during times of a market downturn or other emergency.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions.  For further information call the Fund at 1-888-350-3369.

SIGNATURE GUARANTEE

Redemptions in excess of $50,000 currently require a signature guarantee.  A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-888-350-3369 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request in proper form; however, the Fund has up to seven days to mail your redemption proceeds.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to 15 days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following receipt of a redemption request in proper form.  However, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to 15 days from the purchase date. A wire fee of up to $20 will be charged by the Fund, which is deducted from your redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1)  The redemption price may be more or less than your cost to purchase the shares, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2)  A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS FormW4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax. IRA distributions must be accompanied by an Azzad Funds distribution application.

     (3)  The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

(4)

Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short term trading.

MARKET TIMING

The Fund is intended for shareholders that will purchase and sell shares frequently, as the Fund is designed to offer investors a liquid investment.  The Board of Trustees believes that, due to the Fund's attempt to maintain an NAV as close to $1.00 as possible, the Fund's anticipated low volatility makes it inherently unattractive to short-term market timers.  Therefore, the Board of Trustees believes that neither short-term trading nor market timing represents a substantial risk to the Fund.  Under certain circumstances, which are believed to be unlikely to occur in the Fund, such trading could have the potential to dilute the value of Fund shares held by long-term shareholders, disrupt portfolio management, and increase Fund expenses.  The Board of Trustees has adopted a policy that the Fund may not enter into formal or informal arrangements to permit any outside entity to engage in market timing activity within the Fund.  There is no quantitative restriction or monitoring process imposed by the Fund to prevent or minimize frequent trading, and the Fund does not operate a program to detect short-term market timing activity.  However, in the event that the Fund discovers any pattern of trading that is abusive or disruptive, it can take any course of action it deems appropriate, including limiting future purchases of Fund shares by the shareholder.  The Fund retains the right to reject any purchase order at any time.  There is no assurance that the Fund will identify and eliminate trading that may be abusive or disruptive to the Fund.

MANDATORY REDEMPTIONS

In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice.  No account-closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

How to Exchange Your Shares

As an Azzad shareholder, you may exchange your shares of any Fund for shares of any other Azzad Funds, subject to the minimum investment requirement of the Fund. The exchange is treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. You may request the exchange by contacting the Fund at the phone number or address provided in the "By Telephone" and "By Mail" sections above.

It is your responsibility to obtain and read a prospectus of the Fund you are exchanging your shares for before you make an exchange. In addition:

•

You may make up to two exchanges out of the Fund during a calendar year.  This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses.

•

If you exchange shares into or out of the Fund, the exchange is made using the net asset value per share of the Fund next determined after the exchange request is received.

•

In times of extreme economic or market conditions, exchanging shares by telephone may be difficult.  To receive the NAV as of the date of your exchange, your exchange request must be received before that day's close of the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

•

Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or a loss for federal income tax purposes.

No exchange will be accepted unless the registration of the two accounts is identical.  Neither the Fund nor the Fund's transfer agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, the Fund's transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

Taxes, Dividend, and Distributions

Taxation of the Fund

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code so that it will not be liable for Federal income tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports to you containing information about the Fund's distributions during the year after December 31 of each year (by January 31st). Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax professional will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND" All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Distributions

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions.  When the Fund earns dividends from stocks and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

▪

Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

▪

Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Shareholder Services

Online Account Access

For your convenience, you may access your account online 24 hours a day/ 7 days a week to review your account balances or histories. Simply go to the Azzad website at www.azzad.net, and use your social security number (or tax identification number) and investor number (located on your account statement) to access your Azzad Funds account. To obtain additional information about accessing your account online, call toll free (888) 350-3369.

Automatic Investment Plan

Automatic investment plans are available for your convenience to purchase shares at specified intervals (10th or 20th of each month) without having to manually initiate each transaction. Automatic investment plans allow you to purchase Fund shares by having specified amounts automatically deducted from your bank account and invested in a Fund on a monthly basis. To establish this service for your account, you may contact Azzad toll free at (888) 350-3369 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or visit the Azzad website at www.azzad.net. This service may take up to four weeks to begin. Also, due to the varying procedures to prepare, process, and forward the bank withdrawal information to the Fund, there may be periodic delays in posting the funds to your account.

Dollar cost averaging. By participating in an automatic investment plan with the Fund, you will be practicing dollar cost averaging. Dollar-cost averaging is an investment strategy design to avoid the pitfalls of market timing by investing equal amounts of money at regular intervals (monthly, quarterly, so on) over a long period of time. The advantage of dollar cost averaging is that an investor buys more shares at lower prices, and fewer shares at higher prices. As a result, an investor ends up paying an average price per share over a period of time. The important key is to stick with dollar cost averaging through periods of rising and falling markets. Of course, no strategy can guarantee a profit, or protect your investment from losses.

Shareholder Reports

You will receive semi-annual and annual reports by mail. Independent accountants audit the financial statements appearing in annual reports. You will also receive quarterly statements by mail. If your address changes, it is your responsibility to contact Azzad with your address information.

To keep the Fund's costs as low as possible, and to conserve paper usage, where practical we attempt to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, rather than send a separate report to each shareholder, we will send just one report to that address. If your household is receiving separate mailings that you feel are unnecessary, or if you want us to send separate statements, please notify our Shareholder Services at (888) 350-3369.

Reporting to Third Party Information Providers

The Fund provides various third party information providers such as Morningstar, Lipper, and others with Fund information. These information providers may receive Fund information such as the Fund's holdings and NAV (Net Asset Value) and other Fund information, in advance of Shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund's transfer agent, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 or calling (888) 350-3369. The Fund's top 10 holdings as of the calendar quarter-end are most typically posted on the Fund's website at www.azzad.net.

Account Types

You may invest in the Fund through the following types of accounts (their respective applications can be downloaded online at www.azzad.net, for a hard copy call the adviser at (888) 862-9923. You may also invest through a Wrap Account sponsored by Azzad:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS (regular mutual fund accounts)

Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

RETIREMENT ACCOUNTS

The Fund offers various tax-deferred retirement plans and accounts, including Traditional IRAs, Roth IRAs, Rollover IRAs, SEP (Simplified Employee Pension) IRAs, SIMPLE IRAs and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your legal or tax advisor. For an application and information regarding fees and other details, call (888) 862-9923.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA)

Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

COVERDELL EDUCATION SAVINGS ACCOUNTS (formerly EDUCATION IRA)

You may establish a tax-deferred education savings account on behalf of any child with a Social Security Number to help save for his/her education. Account redemptions may be used for qualified primary, secondary, post secondary or higher education expenses. For an application and information regarding fees and other details, call (888) 862-9923.

FOR AN ORGANIZATION

You may open an account for a trust, corporation, partnership, endowment, foundation, or other entity. For corporations, a corporate resolution signed by an authorized person with a signature guarantee is required. For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners is required. An authorized officer of the corporation or other legal entity must sign the application.

For trust accounts, the trust must be established before you can open the account. You must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

Financial Highlights

As the Fund has not yet commenced investment operations, no financial highlights table is included in this Prospectus.

PRIVACY POLICY NOTICE

The Azzad Funds Commitment to Protecting Your Privacy

PLEASE READ AND RETAIN FOR YOUR RECORDS

The following is a description of the Azzad Funds' (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Additional Information

INVESTMENT ADVISER

AZZAD ASSET MANAGEMENT, INC.

3141 FAIRVIEW PARK DRIVE SUITE 460

FALLS CHURCH, VIRGINIA 22042

TEL: 703-207-7005

FAX: 703-562-0812

WEB www.azzad.net

Email info@azzad.net

REGISTERED INDEPENDENT PUBLIC

SANVILLE & COMPANY

ACCOUNTING FIRM

1514 OLD YORK ROAD

ABINGTON, PA 19001

TRANSFER AGENT AND

MUTUAL SHAREHOLDER SERVICES, LLC

FUND ACCOUNTANT

8000 TOWN CENTRE DR.

SUITE 400

BROADVIEW HEIGHTS, OH 44147

TEL: (888) 350-3369

CUSTODIAN

HUNTINGTON NATIONAL BANK

7 EASTON OVAL

COLUMBUS, OH 43219

LEGAL COUNSEL

THOMPSON HINE LLP

312 WALNUT STREET

CINCINNATI, OH 45202

Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information, and in the Fund's annual and semi-annual reports to shareholders. The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally part of it. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These documents (and other information about the Fund) are available free of charge upon request to Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Tel: 888-350-3369 or 1-440-922-0066.  The Fund's SAI, annual and semi-annual reports and other information can also be obtained by E-mail request to: info@azzad.net You can also review the Fund's reports, SAI, and other reports and information by visiting the Public Reference Room of the Securities and Exchange Commission ("SEC") at 100 F. Street NE, Washington, DC 20549. Please call 202-551-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the SEC's Internet website at www.sec.gov.

Investment Company Act File Number: 811-08021

AZZAD®

THE AZZAD FUNDS

STATEMENT OF ADDITIONAL INFORMATION

November 1, 200 9

The Wise Capital Fund

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus for the Fund dated November 1, 200 9 , as it may be supplemented.  Copies of the Prospectus may be obtained by calling toll free 1-888-350-3369.   This SAI is incorporated by reference into the Prospectus.

TABLE OF CONTENTS

Investment Objective, Policies and Restrictions

2

Trustees and Executive Officers

3

Investment Advisory and Other Services

4

Portfolio Management

5

Control Persons and Principal Shareholders

5

Code of Ethics

5

Administrator

5

Transfer Agent

6

Custodian

6

Shareholder Servicing and Distribution Plan

6

Other Expenses

7

Portfolio Transactions and Allocation of Brokerage

7

Taxation

8

Purchase of Shares

8

Dividends and Distributions

8

Net Asset Value

9

Redemption of Shares

9

Registered Independent Public Accounting Firm

9

Other Information

..9

Organization

9

Proxy Voting Procedures

10

Disclosure of Portfolio Holdings

10

Anti-Money Laundering Compliance

10

Glossary

11

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives and policies of The Wise Capital Fund (the "Fund") are described in the Fund's Prospectus. All investments are subject to the overall policy of making investment decisions according to ethical principles, as described in the Prospectus. Additional information regarding the Fund's investment risks, policies and restrictions is set forth in this Statement of Additional Information ("SAI").

Investment Policies and Associated Risks

The following discussion supplements the disclosure in the Prospectus about the Azzad Funds' investment techniques, strategies and risks.  Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, there is no assurance that the Fund's investment objectives will be achieved.

The Fund is a non-diversified series of Azzad Funds (the "Trust"), an open-end, management company organized as a Massachusetts business trust.  The Fund invests primarily in securities issued by counterparties in transactions structured to be compliant with the Fund's ethical investment restriction, which are described in the Prospectus.  The Fund may also invest in other fixed-income and dividend-paying securities that are structured to provide returns consistent with the Fund's ethical investment restrictions, which are described in the Prospectus.  Such securities include common stocks, exchange-traded funds ("ETFs"), and American Depositary Receipts ("ADRs").

Sukuks  Sukuks are certificates, similar to bonds, issued by the issuer to obtain an up front payment in exchange for an income stream to be generated by certain assets of the issuer.  Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee.  The issuer also makes a contractual promise to buy back the certificate at a future date at par value.  While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk.  Issuers of sukuks are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.

Equity Securities  The equity securities in which the Fund may invest consist of common stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Investment Companies  The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as "Underlying Funds").  The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

    Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Advisor must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an Underlying Fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission (“SEC”). In such cases, the Fund may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.  Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Closed-End Investment Companies The Fund may invest its assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees.  ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Foreign Equity Securities  The Fund may invest in foreign equity securities, including investments in American Depositary Receipts (ADRs). Purchases of foreign equity securities entail certain risks.   For example, there may be less information publicly available about a foreign company then about a U.S.  Company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Options  The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The  Fund may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of  liquid debt obligations equal to the market value of the option, marked to market daily.  When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, the Fund deposits high quality liquid securities in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Fund maintains the segregated account so long as it is obligated as the seller. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund.  The Fund's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund’s objective.  The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of:  (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.  Borrowing Money.  The Fund will not borrow money or property , except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund's total assets); (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry except that the Fund will invest at least 25% of its total assets in the financial services industry.  For this purpose, an investment in the financial services industry includes the purchase of notes issued by counterparties that are in the financial services industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options or  futures contracts.

4.  Illiquid Investments.  The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Portfolio Turnover

The Fund will generally not invest for short-term trading purposes, and portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the portfolio manager, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  It is anticipated that the Fund's turnover rate will be in excess of 100%.

TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees supervises the business activities of the Azzad Funds (the "Trust").  Each Trustee shall hold office until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee dies, resigns, retires or is removed.

The following table contains information concerning each officer of the Trust and each Trustee of the Trust who is an "interested person" of the Trust, as defined in the 1940 Act. Mr. Qasem is an "interested person" because he is an officer of the Trust and an officer of Azzad Asset Management, Inc. (the "Adviser"), the Fund's investment adviser.

Name, Address And Age	Positions Held With the Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Bashar Qasem 3141 Fairview Park Drive Suite 460 Falls Church, VA 22042 Age: 4 5	Chairman, Treasurer, and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999)	2	None
Jamal Elbarmil 3141 Fairview Park Drive Suite 460 Falls Church, VA 22041 Age: 4 8	Secretary	Since 2003	2001-present Vice President of Azzad Asset Management, Inc. Portfolio Manager of Azzad Ethical Mid Cap Fund.	2	None
Manal Fouz* 3141 Fairview Park Drive Suite 460 Falls Church, VA 22041 Age: 3 5	Chief Compliance Officer	Since 2007	Operations Manager (since 2002) & Compliance Officer for Azzad Asset Management, Inc.	2	None

*  Manal Fouz is the wife of Bashar Qasem.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address And Age	Positions Held With the Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 7 2	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra' International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 60	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
QAMARUDDIN ALI YAR KHAN 330 Tuttle Drive Bloomingdale IL 60108 Age: 63	Trustee	Since December 2008	Certified Public Accountant (CPA) and Vice President for Sonoscan Inc.(2001-to present)	2	None

The Trust's Audit Committee consists of Mr. Husain , Mr. Raheemullah and Mr. Ali Q. Khan ..  The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees.  During the fiscal year ended June 30, 200 9 the Audit Committee held two meeting s ..

The following table provides information regarding shares of and other portfolios of the Trust owned by each Trustee as of December 31, 200 8 ..

Name of Trustee	Dollar Range of Equity Securities in the Azzad Ethical Mid Cap Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee Within the Azzad Funds
Bashar Qasem	$10,001-$50,000	$10,001-$50,000
Syed Shamshad Husain	$10,001-$50,000	$10,001-$50,000
Syed K. Raheemullah	$1-$10,000	$1-$10,000
Ali Khan	$1-$10,000	$1-$10,000

For their service as Trustees, the Trustees who are not "interested persons" are entitled to receive from the Trust an aggregate fee of $400 per year, and $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held.  None of the executive officers receives compensation from the Trust. The Fund will pay a pro rata portion of the fees and expenses payable to the Trustees who are not "interested persons," based on the net assets of the Fund and the other series of the Trust.

As of June 30, 200 9 none of the trustee members has received compensation for their service as trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as trustees.

The Fund is responsible for payment of its pro rata share of any compensation paid to the Trustees who are not "interested persons" of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser's address is 3141 Fairview Park Drive, Suite 460, Falls Church, Virginia 22042. The Adviser can also be contacted by telephone at (888) 862-9923.

As of June 30, 200 9 , Messrs. Ziad Al-Bassam (24%), Bashar Qasem (26%), Khalid Zainy (22%), Khalid AlSubaihi (20%) each own the respective  interest in the Adviser.

The Adviser currently serves as the investment adviser pursuant to an Advisory Agreement with the Fund dated October 13, 2008.  The Adviser receives for its services to the Fund a management fee, at an annual rate of 0.64% of the average daily net assets of the Fund.  The Adviser has agreed to waive all or a portion of its fee or reimburse the Fund for operating expenses, to the extent necessary to limit the Fund's total annual operating expenses to 0.87% of average daily net assets.  "Operating Expenses," for purposes of the expense cap agreement, excludes brokerage costs; borrowing costs, including without limitation dividends of securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; litigation, and other extraordinary expenses.

The Advisory Agreement will continue in effect for an initial term of two years from the date of the Fund’s commencement of operations , and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the 1940 Act as now in effect or as hereafter amended.  The Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser.

Under the Advisory Agreement, the Adviser provides the Fund with advice and assistance in the acquisition and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Trustees of the Trust. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust or the Fund.

The same security may be suitable for the Fund or other accounts managed by the Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

PORTFOLIO MANAGEMENT

The Fund is managed by Mr. Jamal Elbarmil. Mr. Elbarmil manages other portfolios for the Adviser other than the Fund. The portfolio manager's compensation consists of a fixed salary that is set by industry standards. He also receives a bonus based on Fund performance and on increases in the Fund's assets.

The following provides information regarding other accounts managed by Mr. Jamal Elbarmil as of June 30, 200 9 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$1 6 million	0	$0

Because the Adviser performs investment management services for various clients, certain conflicts of interest could arise. The Adviser may give advice and take action with respect to its other clients that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Adviser will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Adviser, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  At present, the Adviser has not identified any material conflicts between the Fund and other accounts of the Adviser, as no other account follows the same strategy as the Fund.  However, actual or apparent conflicts of interest may arise if the Adviser begins to manage other accounts that follow the same strategy.  If the Adviser were to begin to do so, the Adviser will adopt procedures to address the potential conflicts.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the Investment Company Act of 1940, as amended.     As of the date of this SAI there are no Fund shareholders ..  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.  After the public offering commences, it is anticipated that the Adviser will no longer control the Fund.

As of March 31, 200 9 , the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

CODE OF ETHICS

Personnel of the Adviser may invest in securities for their own account pursuant to a Code of Ethics which has been adopted by the Fund and the Adviser that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. Under the Code of Ethics, the Adviser's personnel may invest in securities, including securities that may be purchased or held by the Fund. For a free copy of the Adviser's Code of Ethics policy, call (888) 862-9923.

ADMINISTRATOR

Azzad Asset Management, Inc. 3141 Fairview Park Drive, Suite 460, Falls Church, VA 22042 pursuant to an Administration Agreement with the Fund, administers the affairs of the Fund.

Pursuant to the Administration Agreement, the Adviser , subject to the overall supervision and review of the Board of Trustees of the Trust, provides administrative services to the Fund, provides the Fund with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Fund.

The Administration Agreement provides for the Fund to pay the Administrator an annual fee of $9,000. The Administration Agreement is terminable by the Board of Trustees of the Trust or the Administrator on ninety (90) days' written notice.  The Agreement shall remain in effect for one year from the date of its initial execution, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Agreement provides that in the absence of willful misconduct, bad faith or negligence on the part of the Administrator, the Administrator shall not be liable for any loss arising out of or in connection with its actions thereunder.

Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides overall day-to-day administrative functions, including coordination of administrative and professional services to the Fund by others, including the Fund's Custodian; (ii) assisting Fund counsel in preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing agendas for meetings of the Board of Trustees; and (v) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code"), and the Prospectus.

TRANSFER AGENT

Mutual Shareholder Services, LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, OH 44147, provides transfer agency, dividend disbursing and accounting services to the Fund. MSS also is involved in preparing all filings under the securities or "Blue Sky" laws of such states or countries as are designated, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws.

CUSTODIAN

Huntington National Bank, 7 Easton Oval, Columbus, Ohio 43219 serves as custodian for the Fund's cash and securities (the "Custodian"). The Custodian is responsible for maintaining the books and records of the Fund's portfolio securities and cash.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested Trustees of the Trust, pursuant to Rule 12b-1 under the 1940 Act (the "Rule").  The Rule provides that an investment company, which bears any direct or indirect expense of distributing its shares, must do so only in accordance with a plan permitted by the Rule.  The Plan provides that the Fund may use its assets to finance certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which they have written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which they have written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.05% per annum of the Fund's average daily net assets.  Fees paid under the Plan may not be waived for individual shareholders.

Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as either the Fund or a shareholder thereof may request.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Trustees. In addition, the Plan requires the Fund to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Trustees.

Bashar Qasem, as an interested person of the Fund and the Adviser may be deemed to have a direct or indirect interest in the operation of the Plan.

OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator and the Transfer Agent, are deducted from the income of the Fund, respectively, before dividends are paid. These expenses include, but are not limited to, organizational costs; expenses of officers and Trustees who are not affiliated with the Adviser, the Administrator or any of their respective affiliates; taxes; interest; legal fees; custodian fees; audit fees; brokerage fees and commissions; fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and various state securities laws, the expenses of reports to shareholders, shareholders' meetings proxy solicitations and costs of investing in underlying funds.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities.

While it is the Fund's general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934 ("1934 Act"), when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising several of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on their net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a predictable part of the Fund's investment return.

Any redemption of Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares. Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, the Fund's distributions and redemption proceeds are subject to tax withholding if the Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax adviser.

PURCHASE OF SHARES

Fund shares may be purchased at the net asset value per share in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund's minimum initial investment is $4,000.  There is no minimum investment amount for brokerage accounts and investments made through wirehouses.  The minimum subsequent investment is $300, but there is no minimum subsequent investment for brokerage accounts and investments made through wirehouses.

The Fund reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration. Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

NET ASSET VALUE

The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "How Your Share Price (NAV) is Determined."  The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a third party broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted.

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Sanville & Company, 1514 Old York Road, Abington, PA 19001, is the Fund's registered independent public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

OTHER INFORMATION

The Adviser has been continuously registered with the Securities and Exchange Commission (SEC) under the Advisers Act since August 21, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC. For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

ORGANIZATION

The Fund is a series of the Trust, an open-end diversified management investment company under the Investment Company Act of 1940. The Fund began investment operations on {December 1, 2008} ..  The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are two series authorized and outstanding.  Each series has only one class of shares.

Each share of the Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of the Fund. There are no conversion s , preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting for any purpose.

Under the Declaration of Trust of the Trust, the Trust or any series of the Trust (including the Fund) may be terminated at any time by the Trustees by written notice to the shareholders of the Trust, or such series as the case may be, without a vote of the shareholders of the Trust, or of such series, or the Trust or any series of the Trust may be terminated by the affirmative vote of the shareholders in accordance with provisions of the Declaration of Trust.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the Trust's obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

PROXY VOTING PROCEDURES

The Board of Trustees for the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser, Azzad Asset Management, Inc. The Adviser will vote such proxies in accordance with its proxy policies and procedures. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, the Adviser shall be guided by its proxy voting guidelines. These guidelines will be reviewed annually, updated and changed as needed. To obtain a copy of the proxy voting guidelines for the Funds, please contact the Adviser by writing Azzad Asset Management, Inc. Attention: Proxy Voting Guidelines, 3141 Fairview Park Dr. Suite 460 Falls Church, VA 22042. The Fund is required to file a Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-888-350-3369. The information is also available on the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must also provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  Additionally, the Fund may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  This information is disclosed to third parties under conditions of confidentiality.  "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board of Trustees.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings.

ANTI-MONEY LAUNDERING COMPLIANCE

The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request additional information from you to verify your identity and will request a copy of your driver's license (or a similar picture identification document). If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account, or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Azzad Asset Management, Inc.

"Board" means the Board of Trustees of the Trust.

"Mutual Shareholder Services" means Mutual Shareholder Services, LLC, the fund accountant and transfer and distribution-disbursing agent of the Fund.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Huntington National Bank, the custodian of the Fund's assets.

"Fund" means The Wise Capital Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund."

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

PART C -- OTHER INFORMATION

ITEM 23: EXHIBITS:

(a)

Declaration of Trust of Registrant.  Incorporated by reference from Registrant's initial registration statement filed electronically on January 22, 1997.

(a)(1)

Amendment to Declaration of Trust of Registrant. Incorporated  by  reference  from Post-Effective

Amendment  No.  4 to the Registrant's  registration  statement,  filed electronically on November 5, 2005.

(a)(2)

Amendment Number 4 to Declaration of Trust of Registrant is incorporated  by  reference  from Post-

Effective

Amendment  No. 13 to the Registrant's  registration  statement,  filed electronically on October 17,

2008.

(b)

Bylaws of Registrant. Incorporated  by  reference  from  Pre-Effective  Amendment No. 3 to the Registrant's registration statement, filed electronically on June 21, 2000.

(c)

Instruments Defining Rights of Security Holders.  None other than the Declaration of Trust and the Bylaws.

(d)

Investment Advisory Contracts

(d)(1)

Azzad Ethical Income Fund:  Investment Advisory Agreement between Registrant and Azzad Asset

Management, Inc. incorporated by reference from Post-Effective Amendment No. 6 to the Registrant's registration statement, filed electronically on August 8, 2002.

(d)(2)

Azzad Ethical Mid Cap Fund:  Investment Advisory Agreement between Registrant and Azzad Asset

Management, Inc. incorporated by reference from Post-Effective Amendment No. 6 to the Registrant's registration statement, filed electronically on August 8, 2002.

(d)(3)

The Wise Capital Fund:  Investment Advisory Agreement between Registrant and Azzad Asset

Management, Inc. is incorporated  by  reference  from Post-

Effective

Amendment  No. 13 to the Registrant's

registration statement, filed electronically on October 17, 2008.

(d)(4)

The Wise Capital Fund Expenses Agreement is incorporated  by  reference  from Post-Effective

Amendment  No. 13 to the Registrant's  registration  statement,  filed electronically on October 17,

2008.

(d)(5)

Azzad Ethical Mid Cap Fund and Azzad Ethical Income Fund Amended and Restated Expenses Agreement

is incorporated  by  reference  from Post-Effective Amendment  No. 14 to the Registrant's  registration statement, filed electronically on October 17, 2008.

(d)(6)

Azzad Ethical Mid Cap Fund Amended and Restated Investment Advisory Agreement is filed herewith.

(d)(7)

Azzad Ethical Mid Cap Fund Amended and Restated Expenses Agreement is filed herewith.

(e)

Underwriting Contracts. None

(f)

Bonus of Profit Sharing Contracts. None.

(g)

Custodian Agreement.

(g)(1)

Form of Custodian Agreement between Registrant and Huntington National Bank as to the Azzad Ethical

Income Fund and Azzad Ethical Mid Cap Fund incorporated by reference from Post-Effective Amendment

No.  11 to the Registrant's registration statement, filed electronically on October 31, 2007.

(g)(2)

Form of Custodian Agreement between Registrant and Huntington National Bank as to The Wise Capital

Fund is incorporated  by  reference  from Post-Effective Amendment  No. 13 to the Registrant's  registration statement,  filed electronically on October 17, 2008.

(h)

Other Material Contracts

(h)(1)

Transfer Agent Agreement between Registrant and Mutual Shareholder Services incorporated by reference from Post-Effective Amendment No. 13 to the Registrant's registration statement,

filed electronically on October 17 , 2008 ..

(h)(2)

Administration Agreement between Registrant and Azzad Asset Management  is incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's registration statement, filed electronically on

October 31, 2007.

(h)(3)

Accounting Services Agreement between Registrant and Mutual Shareholder Services incorporated by reference from Post-Effective Amendment No. 13 to the Registrant's registration statement, filed electronically on October 17 , 2008 ..

(i)

Legal Opinion.

(i)(1)

Opinion of Thompson Hine LLP as to the Azzad Ethical Income Fund, Azzad Mid Cap Fund and The Wise

Capital Fund is incorporated  by  reference  from Post-Effective Amendment  No. 13 to the

Registrant's registration  statement,  filed electronically on October 17, 2008.

(i)(2)

Consent of Thompson Hine LLP is filed herewith.

(j)

Other Opinions.  Consent of Sanville & Company is filed herewith.

(k)

Omitted Financial Statement.  None.

(l)

Initial Capital Agreements

(l)(1)

Subscription Agreements are incorporated  by  reference  from Pre-Effective Amendment  No.  3 to the

Registrant's registration statement, filed electronically on June 21, 2000.

(m)

Rule 12b-1 Plan

(m)(1)

Azzad Ethical Mid Cap Fund Amended and Restated Form of Rule 12b-1 Plan is incorporated by  reference from Post-Effective Amendment  No.  4  to  the Registrant's  registration  statement,  filed electronically on

November 5, 2001.

(m)(2)

Azzad Income Fund Form of Rule 12b-1 Plan is incorporated  by  reference  to  Post-Effective Amendment

No.  4  to  the Registrant's  registration  statement,  filed electronically on November 5, 2001.

(m)(3)

The Wise Capital Fund Form of Rule 12b-1 Plan is incorporated  by  reference  from Post-Effective

Amendment  No. 13 to the Registrant's  registration  statement,  filed electronically on October 17,

2008.

(n)

Not Applicable.

(o)

Not Applicable.

(p)

Codes of Ethics

(p)(1)

Registrant's Code of Ethics and Reporting Requirements is incorporated  by  reference  from Pre-Effective

Amendment  No.  3 to the Registrant's registration statement, filed electronically on June 21, 2000.

(p)(2)

Code of Ethics of Azzad Asset Management, Inc. is incorporated  by  reference  from Post-Effective

Amendment  No. 13 to the Registrant's  registration  statement,  filed electronically on October 17,

2008.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable

ITEM 25.  INDEMNIFICATION

(a)  Section 4 of Article XII of Registrant's  Declaration  of Trust provides as follows: Subject to the  exceptions  and  limitations  contained  in this Section 4, every person who is, or has been, a Trustee,  officer,  employee or agent of the Trust,  including  persons who serve at the  request of the Trust as  directors, trustees, officers,  employees or agents of another  organization  in which the Trust has an  interest as a  shareholder,  creditor  or  otherwise (hereinafter referred to as a "COVERED  PERSON"),  shall be  indemnified  by the Trust to the fullest  extent  permitted  by law against  liability  and against all  expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee,  director,  officer,  employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

               (a) against any  liability  to the Trust or its  Shareholders  by reason of a final  adjudication by the court or other body before which the  proceeding  was  brought  that he  engaged  in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (b) with  respect  to any  matter as to which he shall  have been finally  adjudicated  not to  have  acted  in good  faith  in the reasonable  belief that his action was in the best  interests  of the Trust; or

               (c) in  the  event  of a  settlement  or  other  disposition  not involving a final  adjudication  (as provided in paragraph (a) or(b)) and resulting in a payment by a Covered Person, unless there has been either a determination  that such Covered Person did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other  disposition  or a  reasonable  determination,  based  on a review  of  readily   available  facts  (as  opposed  to  a  full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the  Disinterested  Trustees  acting on the matter  (PROVIDED  that a majority of the  Disinterested  Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

     The rights of  indemnification  herein  provided may be insured  against by policies maintained by the Trust, shall be severable,  shall not affect any other rights to which any Covered  Person may now or hereafter be entitled, shall  continue  as to a person who has ceased to be such a Covered  Person and shall inure to the benefit of the heirs,  executors and  administrators of such a person.  Nothing  contained  herein  shall  affect  any rights to indemnification  to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or  proceeding  subject  to a claim  for  indemnification  under  this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an  undertaking  by or on behalf of the  recipient to repay such  amount if it is  ultimately  determined  that he is not  entitled  to indemnification under this Section 4, PROVIDED that either:

(a)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate  security or the Trust shall be insured  against losses arising out of any such advances; or

(b) a  majority  of the  Disinterested  Trustees  acting on the matter (PROVIDED that a majority of the Disinterested  Trustees then in office act on the matter) or  independent  legal  counsel in a written  opinion  shall determine,  based upon a review of the readily  available facts (as opposed to a full  trial-type  inquiry),  that there is reason to believe  that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested  Trustee" is one (x) who is not an  Interested  Person  of the  Trust  (including,  as  such  Disinterested Trustee, anyone who has been exempted from being an

Interested Person by any rule, regulation or order of the Commission),  and (y)  against  whom  none of such  actions,  suits or other  proceedings  or another action,  suit or other proceeding on the same or similar grounds is then or has been pending.

As  used in  this  Section  4,  the  words  "claim,"  "action,"  "suit"  or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal,   administrative  or  other,   including   appeals),   actual  or threatened;  and the word  "liability" and "expenses" shall include without limitation,  attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  Pursuant  to  the  Investment   Advisory  Agreements  between  Azzad  Asset Management,  Inc. and Azzad Funds,  each party to each of the agreements is obligated  to  indemnify   and  hold  harmless  the  other  party  and  the shareholders, directors,  trustees,  officers  and  employees of the other party  (any  such  person,  an "Indemnified   Party")  against  any  loss, liability,  claim,  damage or expenses  (including the  reasonable  cost of investigating and defending any alleged loss,  liability, claim, damage or expenses and  reasonable  counsel fees  incurred in  connection  therewith) arising out of the Indemnified Party's performance or nonperformance of any duties under the applicable agreement;  provided,  however, that nothing is deemed to protect any Indemnified Party against any liability to which such Indemnified   Party  would  otherwise  be  subject  by reason  of  willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless  disregard of  obligations  and duties  under the applicable agreement.

(c)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others.  Coverage under the policy  would  include  losses  by  reason  of any  act,  error,  omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling  persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the  Registrant  has been  advised  that in the  opinion of the Securities and Exchange  Commission such indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling  person of the Registrant in the successful  defense of any action, suit or proceeding) is asserted by such officer,  trustee or controlling person in connection with the securities being registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling precedent,  submit  to  a  court  of  appropriate jurisdiction the question of whether such  indemnification by it is against public  policy as  expressed  in the Act and will be  governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The following table sets forth any other business, profession, vocation or employment  of a  substantial  nature in which any director or officer of Azzad Asset  Management,  Inc., the investment  adviser of the Azzad Ethical Mid Cap Fund   and The Wise Capital Fund, has engaged during the last two years for his own account or in the  capacity of  director, officer,  employee, partner or trustee. The address of Azzad Asset Management, Inc. is 3141 Fairview Park Drive, Suite 460, Falls Church, VA 22042.

Position with
	Azzad Asset	Relationship with
Name and Address	Management, Inc.	Other Businesses
Bashar Qasem	President, Chief Executive
3141 Fairview Park Drive	Officer, Director
Suite 460
Falls Church, VA 22042

Khalid Al-Subaihi	Director	Al-Irshad Trade Corporation & Al-Fajer
P.O. Box 24087		Printing Press Company;
Safat, Kuwait 13101

Ziad Bassam Mohammed Albassam	Director	Chairman, Dar Al-Balagh Broadcasting Group,
P.O. Box 1829		Info-Win Company and the Internet Society;
Jeddah, Saudi Arabia 21441

Khalid Hamed Zainy	Director	President, Petrostar Co. Ltd.; President,
P.O. Box 5910		Star Navigation Co., Ltd., Arabian Marine &
Jeddah, Saudi Arabia		Terminal Services Co., Ltd. and Middle East
21441		Marine & General Insurance Co., Jeddah;

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Not applicable.

     (b) Not applicable.

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Azzad Asset  Management,  Inc., 3141 Fairview Park Drive,  Suite 460, Falls Church,  VA 22042,  maintains  the Declaration  of Trust,  By-Laws,  minutes of trustees and  shareholder  meetings  and contracts  of the  Registrant  and all advisory material of Azzad Asset Management, Inc.

Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, maintains any other required records not maintained by Azzad Asset Management, Inc. or Mutual Shareholder Services as to the Azzad Ethical Mid Cap Fund and The Wise Capital Fund

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the Investment  Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment to the  Registration  Statement  to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Falls Church, State of Virginia, on October 2 8 , 200 9 ..

AZZAD FUNDS

                                        By: __s/ Bashar Qasem______________

Bashar Qasem, President

Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the Investment  Company  Act of 1940,  this  Post-Effective Amendment to the Registration  Statement  has been signed below by the  following  persons in the capacities and on the date indicated.

SIGNATURE

TITLE

DATE

/s/________________________

Trustee, Treasurer (Principal Financial Officer) and

Bashar Qasem*

President (Principal Executive Officer)

October 28 , 2009

/s/________________________

Trustee

October 28 , 2009

Syed Shamshad Husain*

/s/________________________

Trustee

October 28 , 2009

Syed K. Raheemullah*

/s/________________________

Trustee

October 28, 2009

Syed K. Raheemullah*

By:  ___s/ Bashar Qasem_____________________
Bashar Qasem

Attorney-in-Fact (Pursuant to a Power of Attorney)

Index

1.

Azzad Ethical MidCap Fund Amended and Restated Advisory Agreement (EX-99.23.d.6)

2.

Azzad Ethical MidCap Fund Amended and Restated Expense Agreement (EX-99.23.d.7)

3 ..

Consent of Thompson Hine LLP……………………………………………(EX-99.23.1)

4 ..

Consent of Sanville & Company……………………………………………..(EX-99.23.j)